Stock-based Compensation - Additional Information (Detail) - USD ($)		11 Months Ended	12 Months Ended
	Jul. 27, 2021	Dec. 31, 2021	Dec. 31, 2022
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Share based compensation		$ 0
Fair value of founder shares on the grant date			$ 5.26
Number of awards granted			0
Number of awards exercised			0
Number of awards cancelled			0
Three Independent Director Nominees [Member] | Common Class B [Member] | Sponsor [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Stock Issued During Period, Shares, New Issues	25,000
Founder Shares [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Founder shares non vested shares			75,000
Founder shares non vested grant date fair value			$ 394,000